Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Interest paid	kr 1,434	kr 1,060	kr 829
Interest received	763	817	(283)
Taxes paid, including withholding tax	4,313	5,218	kr 5,874
Cash and cash equivalents include cash	16,422	17,336
Cash equivalents	27,190	27,743
Cash and cash equivalents	kr 2,400	kr 3,300